TAXES (Details - Provision for taxes) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
(Loss) income before tax	$ (16,291,116)	$ 1,541,458
Statutory Canadian tax rate	26.50%	26.50%
Income tax (credit) expenses based on statutory tax rate	$ (4,317,146)	$ 408,486
Difference on tax rates	0	(1,136,748)
Change in estimate	925,993	1,220,106
Share issuance costs	(161,082)	(624,516)
Change in valuation allowance	854,706	822,602
Non-deductible expenses	2,798,430	(115,721)
Income tax expenses (recovery)	$ 100,902	$ 574,209